Prepaid Expesnes and Other Accounts Receivavable - Schedule of Prepaid Expenses and Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Accounts Receivable [Abstract]
Prepaid expenses and advances to suppliers	$ 44,228	$ 47,997
Government authorities	28,859	34,414
Employees	281	367
Related Parties (see Note 18)	264	213
Others	6,972	6,891
Total prepaid expenses and other accounts receivable	$ 80,604	$ 89,882